Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Summary of Fair Value Measurement Hierarchy for Assets
Fair value measurement hierarchy for assets as at December 31, 2019:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Assets measured at fair value:
Financial assets at fair value through profit or loss:
Investments in equity instruments	6,499	6,499	—	—
Convertible Bonds	3,690	—	—	3,690
Derivatives not designated as hedging instruments:
Currency swap	56	—	56	—
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	1,102	—	1,102	—
Interest rate swap deal	1,824	—	1,824	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	12,423	—	—	12,423

Fair value measurement hierarchy for assets as at December 31, 2018:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Assets measured at fair value:
Financial assets at fair value through profit or loss:
Investments in equity instruments	5,593	5,593	—	—
Derivatives not designated as hedging instruments:
Currency swap	73	—	73	—
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	580	—	580	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	7,931	—	—	7,931

Summary of Fair Value Measurement Hierarchy for Liabilities
Fair value measurement hierarchy for liabilities as at December 31, 2019:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Liabilities measured at fair value:
Financial liabilities at fair value through profit or loss:
Derivatives	639	—	639	—
Contingent consideration	36,808	—	—	36,808
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	442	—	442	—

Fair value measurement hierarchy for liabilities as at December 31, 2018:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Liabilities measured at fair value:
Financial liabilities at fair value through profit or loss:
Derivatives	773	—	773	—
Contingent consideration	28,908	—	—	28,908
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	69	—	69	—

Summary of Significant Unobservable Inputs and Quantitative Sensitivity Analysis
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2019 and 2018, are as shown below:

	Valuation technique	Significant unobservable inputs	Range (weighted average)	Sensitivity of the fair value to input
Contingent consideration — Omnigon Group*	DCF method	Discount rate	2018: 5.5%	2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €2
Contingent consideration — Gsport	DCF method	Discount rate	2018: 12.0%	2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €18
Contingent consideration — hundert24 GmbH	DCF method	Discount rate	2019: 12.00%	2019: 1% increase in the discount rate would result in a decrease in fair value by €42; 1% decrease in the discount rate would result in an increase in fair value by €43
Contingent consideration — Youthstream	DCF method	Discount rate	2019: 5.00%	2019: 1% increase in the discount rate would result in a decrease in fair value by €494; 1% decrease in the discount rate would result in an increase in fair value by €511

*	The c ontingent consideration — Omnigon Group has been settled as of December 31, 2019.